Cash and equivalents and marketable securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash, Cash Equivalents and Short-term Investments
Cost basis	$ 5,745	$ 8,590
Cost basis	92	84
Gross unrealized gains	26	24
Gross unrealized losses	(4)	(4)
Fair value	5,767	8,610
Fair value	120	103
Cash and equivalents	4,819	5,897	7,119	6,399
Marketable securities and short-term investments	948	2,713
Net unrealized holding gains on available-for-sale securities	22	20	20
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	8	16	8
Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities			35
Securities held-to-maturity
Cash, Cash Equivalents and Short-term Investments
Cost basis	92	84
Gross unrealized gains	28	19
Fair value	120	103
Cash
Cash, Cash Equivalents and Short-term Investments
Cost basis	1,655	1,851
Fair value	1,655	1,851
Cash and equivalents	1,655	1,851
Time deposits
Cash, Cash Equivalents and Short-term Investments
Cost basis	2,986	4,044
Fair value	2,986	4,044
Cash and equivalents	2,984	3,665
Marketable securities and short-term investments	2	379
Debt securities - U.S. government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	753	147
Gross unrealized gains	8	5
Gross unrealized losses		(1)
Fair value	761	151
Marketable securities and short-term investments	761	151
Debt securities - Other government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	3	4
Gross unrealized losses		(1)
Fair value	3	3
Marketable securities and short-term investments	3	3
Debt securities - Corporate | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	298	708
Gross unrealized gains	8	8
Gross unrealized losses	(1)
Fair value	305	716
Cash and equivalents	180	381
Marketable securities and short-term investments	125	335
Equity securities | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	50	1,836
Gross unrealized gains	10	11
Gross unrealized losses	(3)	(2)
Fair value	57	1,845
Marketable securities and short-term investments	$ 57	$ 1,845